OTHER LIABILITIES - Schedule of change in actuarial liabilities (Detail) - Avon [member] - Pension Plan [member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Balance at the beginning of the year		R$ 334,251	R$ 445,804
Cost of services - current		21,871	19,707
Interest cost - recognized in the statement of profit or loss		21,542	15,568
Administrative costs		4,046	2,698
Company contributions		(6,004)	(4,299)
Benefits paid		(30,896)	(22,262)
Actuarial loss in OCI	[1]	(2,096)	(254,913)
Reclassifications		832	24,956
Other		7,082	88,474
Translation adjustment		(26,266)	18,518
Balance as of the end of the year		R$ 324,362	R$ 334,251

[1]	The actuarial loss recorded throughout 2022 is directly related to the update of the mortality tables, as they were impacted by the effects of the Covid-19 pandemic.